Deferred Income Taxes - Summary of Movement of Deferred Income Tax Asset and Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	$ 9,072	$ 6,948
Currency translation adjustments	(78)	(140)
Charged/(credited) to profit or loss	1,344	(2,101)
Acquisition of business		163
Charged/(credited) to profit or loss	4,383	(2,500)
End of financial year	7,650	9,072
Beginning of financial year	(7,034)	(4,573)
Currency translation adjustments	18	39
Charged/(credited) to profit or loss	(1,344)	2,101
End of financial year	(2,669)	(7,034)
Lease liabilities
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Charged/(credited) to profit or loss	492	698
Beginning of financial year	(2,196)	(2,933)
Currency translation adjustments	19	39
End of financial year	(1,723)	(2,196)
Provisions
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Charged/(credited) to profit or loss	(91)	4
Beginning of financial year	(153)	(157)
Currency translation adjustments	8	0
End of financial year	(252)	(153)
Tax loss
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Charged/(credited) to profit or loss	928	0
Beginning of financial year	(937)	(937)
Currency translation adjustments	(9)	(0)
End of financial year	0	(937)
Unutilised capital allowance
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Charged/(credited) to profit or loss	3,054	(3,202)
Beginning of financial year	(3,748)	(546)
Currency translation adjustments	0	0
End of financial year	(694)	(3,748)
Accelerated tax depreciation
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	5,221	2,127
Currency translation adjustments	(6)	(15)
Charged/(credited) to profit or loss	402	(3,109)
Acquisition of business		0
End of financial year	4,825	5,221
Charged/(credited) to profit or loss	(402)	3,109
Fair value Gains - net
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	1,796	1,975
Currency translation adjustments	(74)	(86)
Charged/(credited) to profit or loss	255	256
Acquisition of business		163
End of financial year	1,467	1,796
Charged/(credited) to profit or loss	(255)	(256)
ROU assets
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	2,074	2,817
Currency translation adjustments	(19)	(39)
Charged/(credited) to profit or loss	505	704
Acquisition of business		0
End of financial year	1,550	2,074
Charged/(credited) to profit or loss	(505)	(704)
Others
Disclosure Of Movement Of Deferred Income Tax Assets And Liabilities Prior To Offsetting Of Balances [Line Items]
Beginning of financial year	19	29
Currency translation adjustments	9	0
Charged/(credited) to profit or loss	182	48
Acquisition of business		0
End of financial year	192	19
Charged/(credited) to profit or loss	$ (182)	$ (48)